Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies
Principles of Consolidation and Presentation

Principles of Consolidation and Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the New Borun, Golden Direction, China High, WGC, Shandong Borun and Daqing Borun. All significant inter-company transactions and balances have been eliminated upon consolidation.

Foreign Currency Translation

Foreign Currency Translation

The Company’s financial statements are presented in Chinese Renminbi (“RMB”), which is the Company’s reporting currency. The functional currency of the Company’s subsidiary in Hong Kong is the U.S. dollar while the functional currency of the Company’s subsidiaries in the PRC is RMB.

In accordance with FASB ASC Topic 830, “Foreign Currency Matters”, the Company translates the assets and liabilities into RMB using the rate of exchange prevailing at the applicable balance sheet date and the statements of income and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation from U.S. dollar into RMB are recorded in shareholders’ equity as part of accumulated other comprehensive income.

Convenience Translation into United States Dollar Amounts

Convenience Translation into United States Dollar Amounts

The Company reports its financial statements using the RMB. The Dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the reader, and have been converted at the rate of RMB 6.4936 to one Dollar ($), which is published by the People’s Bank of China on December 31, 2015. Such translations should not be construed as representations that the RMB amounts represent, have been, or could be, converted into, $ at that or any other rate.

Use of Estimates

Use of Estimates

The preparation and presentation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Cash	Cash Cash includes cash on hand, and cash accounts and interest bearing savings accounts in the financial institutions.
Available-for-sale Securities

Available-for-sale Securities

Available-for-sale securities are investments in debt securities and equity securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities. All available-for-sale securities are carried at fair value and represent securities that are available to meet liquidity and/or other needs of the Company. Gains and losses are recognized and reported separately in the consolidated statements of income and comprehensive income upon realization or when impairment of values is deemed to be other than temporary. In estimating other-than temporary impairment losses, management considers, (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, and (iii) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for anticipated recovery in fair value. Gains or losses are recognized using the specific identification method. Unrealized holding gains or losses for available-for-sale securities are excluded from the net income attributable to ordinary shareholders and reported net of taxes in the “other comprehensive loss” in the statement of income and comprehensive income, and accumulated as shareholders’ equity until realized.

Held-to-maturity Debt Securities

Held-to-maturity Debt Securities

A held-to-maturity debt security is a debt security that the Company has both the intent and ability to hold to maturity regardless of changes in market conditions, liquidity needs or changes in general economic conditions. If it is not a hedged item, a held-to-maturity debt security should be carried at amortized cost subject to other-than-temporary impairment.

Inventories

Inventories

Inventories are stated at the lower of cost or market determined using the weighted average method which approximates cost and estimated net realizable value. Cost of work in progress and finished goods comprise direct material, direct production costs and an allocated portion of production overhead costs based on normal operating capacity. From November 2013, the Company initiated a “bill and hold” arrangement with the granaries whereby the Company took the possession of the corn upon purchase and storage of the corn by the granaries. Purchased corn are recognized as inventories when the significant risks and rewards of ownership are considered to be transferred to the Company upon full payment of the corn price made to the granaries and the quantity and quality of the purchased corn had been inspected and acknowledged by the Company.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant and equipment are recorded at cost. Significant additions or improvements extending useful lives of assets are capitalized. Depreciation is calculated using the straight-line method (after taking into account their respective estimated residual value) over the estimated useful lives as follows.

Buildings and improvements	20 to 30 Years
Machinery	10 Years
Office equipment and furnishing	3 to 5 Years
Motor vehicles	4 to 5 Years

Maintenance and repairs are charged directly to expense as incurred, whereas improvements and renewals are generally capitalized in their respective property accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized and reflected as a line item before income from operations.

Land Use Rights

Land Use Rights

According to the laws of the PRC, land is owned by the state or rural collective economic organizations in the PRC. Companies or individuals are authorized to possess and use the land only through the land use rights granted by the government. The land use rights represent cost of the rights to use the land in respect of properties located in the PRC. Land use rights are carried at cost and amortized on a straight-line basis over the period of rights of 50 years.

Intangible Assets

Intangible Assets

Intangible assets include production license for use in the production and distribution of edible alcohol and is accounted for under FASB ASC Topic 350-30, “General Intangibles Other Than Goodwill”. The current production license for use in the production and distribution of edible alcohol is renewed in October 2011 with an additional five years. The production license renewal is normally subject to inspection and renewed every five years with a small renewal application fee cost. Based on the Company’s historical experience in producing and distributing edible alcohol, the Company does not expect to incur significant cost to renew its production license nor does it expect any material modifications to the existing terms of the production license, or any difficulties in renewing the license. The remaining useful life of the production license is estimated as 0.7 years, starting from the date it is expected to contribute to the future cash flows of the Company to the expiration date of next renewed license. Amortization expense is calculated on a straight-line basis over the useful life of the production license which include additional five-year expected renewal period.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company, in accordance with FASB ASC Topic 360, “Property, Plant and Equipment”, reviews for impairment of long-lived assets and certain identifiable intangibles whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability is determined by comparing projected undiscounted cash flows associated with such assets to the related carrying value.

An impairment loss would be recognized when estimated discounted future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. The Company performed impairment of long-lived assets test and determined that the production line of foam insulation was impaired as of December 31,2015. The Company record impairment losses of RMB nil, RMB nil and RMB 7,020,788 ($1,081,186) for the years ended December 31, 2013, 2014 and 2015.

Value added tax

Value added tax

All the subsidiaries of the Company in the PRC are subject to value added tax (“VAT”) imposed by the Government of the PRC on its purchase and sales of goods, its purchase of property, plant and equipment and the freight expenses being incurred. The output VAT is charged to customers who purchase goods from the Company and debited to trade accounts receivable and credited to VAT payable — output VAT. As of December 31, 2014 and 2015, the trade accounts receivable included the output VAT charged to customers are RMB49,839,169 and RMB66,205,852 ($10,195,554), respectively. The input VAT is incurred when the Company purchases goods and property, plant and equipment from its vendors and the freight expenses being incurred. The input VAT incurred is debited to VAT recoverable or VAT payable — input VAT and credited to payables accounts or cash and cash equivalent. VAT payable is computed on a monthly basis and payable in the following month based on the difference between the amount of output VAT and input VAT as of month-end, The applicable VAT rate is ranged from 0%  to 17% in general, depending on the types of products purchased and sold. If the amount of validated input VAT being aroused by purchasing goods and property, plant, equipment and the freight expenses incurred exceeds that of output VAT for sales of goods during the month, the debit VAT payable balance as of month-end will be carried forward to be creditable against future collection of output VAT in the following months, and will be reclassified as VAT recoverable under other receivables. In addition, input VAT is off-the-price and not included in the cost of inventory.

According to Cai Shui [2012] No. 38 issued by the PRC State Administration of Taxation, since July 2012, the input VAT paid for purchase of corns can only be offset against the output VAT when the required conditions are being fulfilled and validated by the PRC Taxing Authority, otherwise, the input VAT paid will be temporarily recorded as VAT recoverable under other receivables.  As of December 31, 2014 and 2015, VAT recoverable consisted of input VAT paid for purchase of corn but not yet validated by the PRC Taxing Authority of RMB57,950,944 and RMB 50,059,386 ($7,709,034 ), respectively.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC Topic 605, “Revenue Recognition”, when persuasive evidence of an arrangement exists, the price is fixed or determinable, collection is reasonably assured and delivery of products has occurred or services have been rendered. Delivery occurs upon receipt of products by the customers at the customers’ warehouse or designated destination, or at the time products are picked up by the customers at the Company’s warehouse.

Revenues presented on the consolidated statements of income and comprehensive income are net of sales taxes and surcharges.

Consumption Tax

Consumption Tax

The Company is subject to consumption tax imposed by the Government of the PRC on its sales of edible alcohol and the tax rate is 5% to the sales amount of edible alcohol. The amount of consumption tax that is netted against sales revenue for the years ended December 31, 2013, 2014 and 2015 are RMB 80,054,943, RMB 76,564,421 and nil, respectively. As of December 31, 2014 and 2015, consumption tax payable are included in “VAT and other taxes payable” under “Accrued expenses and other payables” amounted to RMB 11,650,764 and nil, respectively. According to Cai Shui [2014] No.93,  “Announcement on Adjusting Consumption Tax Policies”, jointed released by the Ministry of Finance and State Administration of Taxation of the PRC on November 25, 2014, the consumption tax on alcohol has been removed since December 1, 2014.

Cost of Goods Sold

Cost of Goods Sold

The Company’s cost of goods sold includes product costs, shipping and handling costs, and costs related to inventory adjustments, including write downs for excess and obsolete inventory. Product costs include raw materials, production overhead costs, amortization of production license, and depreciation of property, plant and equipment used directly or indirectly for production.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred. The Company did not incur any material research and development costs for the years ended December 31, 2013, 2014 and 2015.

Advertising Expenses	Advertising Expenses Costs associated with advertising are expensed as incurred. The Company did not incur any advertising expenses for the years ended December 31, 2013, 2014 and 2015.
Shipping and Handling Costs

Shipping and Handling Costs

The Company records all charges to customers for outbound shipping and handling as revenue. All corresponding shipping and handling costs are classified as cost of goods sold for the years ended December 31, 2013, 2014 and 2015.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based upon the results of this analysis, the Company did not have an allowance for doubtful accounts for this risk.

Retirement and Other Postretirement Benefits

Retirement and Other Postretirement Benefits

Full-time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company to make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Company accounts for the mandated defined contribution plan under the vested benefit obligations approach based on the guidance of FASB ASC Topic 715, “Compensation—Retirement Benefits”.

The total amounts for such employee benefits which were expensed were RMB9,194,271, RMB9,808,692 and RMB 10,369,297 ($1,596,849) for the years ended December 31, 2013, 2014 and 2015, respectively.

Borrowing cost

Borrowing cost

Borrowing costs attributable directly to the acquisition, construction or production of qualifying assets which require a substantial period of time to be ready for their intended use or sale, are capitalized as part of the cost of those assets. Income earned on temporary investments of specific borrowings pending their expenditure on those assets is deducted from borrowing costs capitalized. All other borrowing costs are recognized in interest expenses in the statement of income and comprehensive income in the period in which they are incurred.

Government Subsidies

Government Subsidies

The Company’s subsidiaries in China receive government subsidies from local Chinese government agencies in accordance with relevant Chinese government policies. In general, the Company presents the government subsidies received as part of other income unless the subsidies received are earmarked to compensate a specific expense, which have been accounted for by offsetting the specific expense, such as research and development expense or interest expenses. Unearned government subsidies received are deferred for recognition until the criteria for such recognition could be met.

Income Taxes

Income Taxes

The Company follows FASB ASC Topic 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company has adopted FASB ASC Topic 740-10-25 since January 1, 2007, which provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax position. The Company must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company performed self-assessment and the Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities. Audit periods remain open for review until the statute of limitations has passed, which in the PRC is usually 5 years. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of December 31, 2014 and 2015, the management of the Company considered that the Company had no additional liabilities for uncertain tax positions affecting its consolidated financial position and results of operations or cash flows, and will continue to evaluate for any uncertain position in the future. There are no estimated interest costs and penalties provided in the Company’s consolidated financial statements for the years ended December 31, 2013, 2014 and 2015, respectively. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities and the major one is the China Tax Authority.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company presents comprehensive income (loss) in accordance with FASB ASC Topic 220, “Comprehensive Income”.  FASB ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported net of taxes in the consolidated statements of income and comprehensive income. The components of comprehensive income were the net income for the years, the foreign currency translation adjustments and the unrealized holding gain (loss).

Appropriated Retained Earnings

Appropriated Retained Earnings

The income of the Company’s PRC subsidiaries is distributable to their shareholder after transfer to reserves as required by relevant PRC laws and regulations and the subsidiaries’ Articles of Association. As stipulated by the relevant laws and regulations in the PRC, these PRC subsidiaries are required to maintain reserves which are non-distributable to shareholders. Appropriations to the reserves are approved by the respective boards of directors.

Reserves include statutory surplus reserves and discretionary reserves. Statutory surplus reserves can be used to offset the accumulated losses, if any, and may be converted into capital in proportion to the existing equity interests of shareholders, provided that the balance after such conversion is not less than 25% of the registered capital. The appropriation to the statutory surplus reserves must not be less than 10% of net profit after taxation. Such appropriation may cease to apply if the balance of the fund is equal to 50% of the entity’s registered capital. The annual appropriation of reserves of both Shandong Borun and Daqing Borun is 10% of the net income after income tax expenses. For the years ended December 31, 2013, 2014 and 2015, the Company made the transfers to this reserve fund in the amounts of RMB7,954,033, RMB7,921,066 and RMB12,885,465 ($1,984,333), respectively, separately presented as “Retained earnings—appropriated” in the balance sheets.

Dividends

Dividends

The Company provides discretionary dividend payments based on the approval of the Company’s Board of Directors. The Board of Directors of the Company had not proposed any dividend payment for the years ended December 31, 2013, 2014 and 2015.

Earnings Per Share

Earnings Per Share

Earnings per share is calculated in accordance with FASB ASC Topic 260, “Earnings Per Share”. Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method. Diluted earnings per share also reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Earnings Per Share (Continued)

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2013	2014	2015	2015
	(RMB)	(RMB)	(RMB)	($)
Numerator:
Net income, representing undistributed earnings available to ordinary shareholder—basic and diluted	79,528,309	79,210,649	128,854,649	19,843,331

Denominator:
Weighted average number ordinary shares outstanding—basic and diluted	25,725,000	25,725,000	25,725,000	25,725,000

Earnings per share:
Basic and diluted	3.09	3.08	5.01	0.77

Operating Risk

Operating Risk

Concentrations of Credit Risk

Trade Accounts Receivable—Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers dispersed across diverse markets and generally short payment terms. Credit is extended based on an evaluation of the customer’s financial condition and collateral generally is not required. The Company evaluates the collectability of accounts receivable based on a combination of factors. In cases where the Company is aware of circumstances that may impair a specific customer’s ability to meet its financial obligations subsequent to the original sale, the Company will record a specific allowance against amounts due, and thereby reduce the net recognized receivable to the amount the Company reasonably believes will be collected. As of December 31, 2014 and 2015, there was no individual trade accounts receivable amounted over 10% of the total balance.

Revenues—Substantially, all of the Company’s revenues are derived from sales of edible alcohol and its by-products, including DDGS Feed, liquid carbon dioxide and crude corn oil and the Company’s new chemical products CPE and foam insulation in PRC. Any significant decline in market acceptance of the Company’s products or in the financial condition of our existing customers could impair our ability to operate effectively. None of the individual customers contributed over 10% of the total revenue for the years ended December 31, 2013, 2014 and 2015.

Interest Rate Risk

Borrowings and Bonds—The Company’s significant interest-bearing financial liabilities are borrowings and bonds.

As of December 31, 2015 all balance of borrowing consists of short-term borrowings and short-term portion of long-term borrowings which will be matured at various dates within the year ending December 31, 2016 and do not expose the Company to interest rate risk. The Company’s interest rate risk arises primarily from long-term borrowings and bonds. The Company’s bonds were issued at fixed rates and expose the Company to fair value and interest rate risk which will be matured at fiscal year 2016.

The interest rates profile and terms of repayment of the Company’s short-term portion of long-term borrowings and bonds payable at the end of the reporting period are disclosed in note 13 and note 14, respectively, to the consolidated financial statements.

Other than the above, other financial assets and liabilities do not have material interest rate risk.

Liquidity Risk

The Company’s working capital is sufficient to meet our present requirements. The Company may, however, require additional cash due to changing business conditions or other future developments, including any investments or acquisitions we may decide to pursue. In the long-term, the Company intends to rely primarily on cash flows from operations and additional borrowings from the financial institutions in order to meet the Company’s anticipated cash needs. If the anticipated cash flow is insufficient to meet the requirements, the Company’s may also seek to issue additional equity, debt or equity-linked securities.

Country Risk

The Company has significant investments in the PRC. The operating results of the Company may be adversely affected by changes in the political and social conditions in the PRC and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, pricing and supply of corns and coals, among other things. There can be no assurance; however, those changes in political and other conditions will not result in any adverse impact.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”). ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date” (“ASU 2015-14”) in August 2015. The amendments in ASU 2015-14 defer the effective date of ASU 2014-09. Public business entities, certain not-for-profit entities, and certain employee benefit plans should apply the guidance in ASU 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier adoption is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on the consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-12, Compensation—Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (a consensus of the FASB Emerging Issues Task Force). This ASU clarifies that entities should treat performance targets that can be met after the requisite service period of a share-based payment award as performance conditions that affect vesting. Therefore, an entity would not record compensation expense (measured as of the grant date without taking into account the effect of the performance target) related to an award for which transfer to the employee is contingent on the entity’s satisfaction of a performance target until it becomes probable that the performance target will be met. This ASU does not contain any new disclosure requirements. This ASU is effective for reporting periods beginning after December 15, 2015. Early adoption is permitted. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements —Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This ASU provides U.S. GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and about related footnote disclosures. Currently, there is no guidance in the U.S. GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern or to provide related footnote disclosures. The amendments in this ASU provide such guidance and should reduce diversity in the timing and content of footnote disclosures. The amendments in this ASU require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, the amendments (1) provide a definition of the term substantial doubt, (2) require an evaluation every reporting period including interim periods, (3) provide principles for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued).The amendments in this ASU are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company is evaluating the effects, if any, that the adoption of the amendments in this ASU will have on the disclosure of the consolidated financial statements.

In January 2015, the FASB issued ASU No. 2015-01, Income Statement - Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items. It eliminates from U.S. GAAP the concept of extraordinary items. Subtopic 225-20, Income Statement - Extraordinary and Unusual Items, required that an entity separately classify, present, and disclose extraordinary events and transactions. Presently, an event or transaction is presumed to be an ordinary and usual activity of the reporting entity unless evidence clearly supports its classification as an extraordinary item. If an event or transaction meets the criteria for extraordinary classification, an entity is required to segregate the extraordinary item from the results of ordinary operations and show the item separately in the income statement, net of tax, after income from continuing operations. The entity also is required to disclose applicable income taxes and either present or disclose earnings-per-share data applicable to the extraordinary item.  The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Company does not expect that the adoption of the ASU No. 2015-01 will have a material impact on its consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”). The amendments in this update affect reporting entities that are required to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. ASU 2015-02 is effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. We do not expect the adoption of ASU No. 2015-02 to have a material impact on our consolidated financial statements.

In June 2015, the FASB issued ASU No. 2015-10, “Technical Corrections and Improvements” (“ASU 2015-10”). The amendments in ASU 2015-10 cover a wide range of Topics in the Accounting Standards Codification (the “ASC”). The amendments in ASU 2015-10 represent changes to clarify the ASC, correct unintended application of guidance, or make minor improvements to the ASC that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. Additionally, some of the amendments will make the ASC easier to understand and easier to apply by eliminating inconsistencies, providing needed clarifications, and improving the presentation of guidance in the ASC. Transition guidance varies based on the amendments in ASU 2015-10. The amendments in ASU 2015-10 that require transition guidance are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. All other amendments will be effective upon the issuance of ASU 2015-10. We do not expect the adoption of ASU No. 2015-10 to have a material impact on our consolidated financial statements.

In July 2015, the FASB issued ASU No. 2015-11, “Inventory (Topic 330): Simplifying the Measurement of Inventory” (“ASU 2015-11”). The amendments in this update require an entity to measure inventory within the scope of ASU 2015-11 (the amendments in ASU 2015-11 do not apply to inventory that is measured using last-in, first-out or the retail inventory method. The amendments apply to all other inventory, which includes inventory that is measured using first-in, first-out or average cost) at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is uncharged for inventory measured using last-in, first-out or the retail inventory method. The amendments in ASU 2015-11 more closely align the measurement of inventory in U.S. GAAP with the measurement of inventory in International Financial Reporting Standards (“IFRS”). ASU 2015-11 is effective for public business entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in ASU 2015-11 should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. We do not expect the adoption of ASU No. 2015-11 to have a material impact on our consolidated financial statements.

In September 2015, the FASB issued ASU No. 2015-16, “Business Combination (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments” (“ASU 2015-16”). The amendments in this update require that the acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The acquirer is required to also record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. In addition an entity is required to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. ASU 2015-16 is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The amendments in ASU 2015-16 should be applied prospectively to adjustments to provisional amounts that occur after the effective date of ASU 2015-16 with earlier application permitted for financial statements that have not been issued. We do not expect the adoption of ASU 2015-16 to have a material impact on our consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes” (“ASU 2015-17”).  Topic 740, Income Taxes, requires an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position.  Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting.  Deferred tax liabilities and assets that are not related to an asset or liability for financial reporting are classified according to the expected reversal date of the temporary difference.  To simplify the presentation of deferred income taxes, the amendments in ASU 2015-17 require that deferred income tax liabilities and assets be classified as noncurrent in a classified statement of financial position.  For public business entities, the amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods.  We do not expect the adoption of ASU 2015-17 to have a material impact on our consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”).  The amendments in this update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee).  The amendments in this update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.  In addition the amendments in this update eliminate the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public entities.  For public business entities, the amendments in ASU 2016-01 are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years.  Except for the early application guidance discussed in ASU 2016-01, early adoption of the amendments in this update is not permitted.  We do not expect the adoption of ASU 2016-01 to have a material impact on our consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”).  The amendments in this update create Topic 842, Leases, and supersede the leases requirements in Topic 840, Leases.  Topic 842 specifies the accounting for leases.  The objective of Topic 842 is to establish the principles that lessees and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flows arising from a lease.  The main difference between Topic 842 and Topic 840 is the recognition of lease assets and lease liabilities for those leases classified as operating leases under Topic 840.  Topic 842 retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The result of retaining a distinction between finance leases and operating leases is that under the lessee accounting model in Topic 842, the effect of leases in the statement of comprehensive income and the statement of cash flows is largely unchanged from previous GAAP.  The amendments in ASU 2016-02 are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public business entities.  Early application of the amendments in ASU 2016-02 is permitted.  We are currently in the process of evaluating the impact of the adoption of ASU 2016-02 on our consolidated financial statements.